United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners  QP, LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        May 09, 2013
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		2
						---

Form 13F Information Table Entry Total:		70
						----

Form 13F Information Table Value Total:		$584,904
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
AIR PRODS & CHEMS INC               COM 009158106        8712     100000  SH     Call    Direct      1, 2         0
AMERIANA BANCORP                    COM 023613102         139      15167  SH             Direct      1, 2     15167
AMKOR TECHNOLOGY INC                COM 031652100        1280     320000  SH             Direct      1, 2    320000
ANADARKO PETE CORP                  COM 032511107       21863     250000  SH     Call    Direct      1, 2         0
ASB BANCORP INC N C                 COM 00213T109         542      31900  SH             Direct      1, 2     31900
ASSURED GUARANTY LTD                COM G0585R106       22586    1095869  SH             Direct      1, 2   1095869
ASSURED GUARANTY LTD                COM G0585R106        4122     200000  SH     Call    Direct      1, 2         0
BARCLAYS BK PLC                     COM 06740C188      -12992     641600  SH      Put    Direct      1, 2         0
BLACKSTONE GROUP L P                COM 09253U108       11868     600000  SH     Call    Direct      1, 2         0
CAPITAL ONE FINL CORP               COM 14040H105        4520      82255  SH             Direct      1, 2     82255
CAPITAL ONE FINL CORP               COM 14040H105        5495     100000  SH     Call    Direct      1, 2         0
CAPITAL SR LIVING CORP              COM 140475104       38856    1470137  SH             Direct      1, 2   1470137
CHARTER FINL CORP WEST PT           COM 16122M100        1920     150100  SH             Direct      1, 2    150100
CLEAR CHANNEL OUTDOOR HLD           COM 18451C109        3900     520650  SH             Direct      1, 2    520650
CLIFFS NAT RES INC                  COM 18683K101       -8364     440000  SH      Put    Direct      1, 2         0
CORNING INC                         COM 219350105        1333     100000  SH     Call    Direct      1, 2         0
COWEN GROUP INC NEW                 COM 223622101        6406    2271606  SH             Direct      1, 2   2271606
CURRENCYSHARES AUSTRALIAN           COM 23129U101      -16683     160000  SH      Put    Direct      1, 2         0
DEVON ENERGY CORP NEW               COM 25179M103       45317     803200  SH     Call    Direct      1, 2         0
EASTERN VA BANKSHARES INC           COM 277196101         143      25200  SH             Direct      1, 2     25200
EXPRESS SCRIPTS HLDG CO             COM 30219G108        5762     100000  SH     Call    Direct      1, 2         0
FOREST CITY ENTERPRISES I           COM 345550107        8570     482248  SH             Direct      1, 2    482248
GOLDMAN SACHS GROUP INC             COM 38141G104       51620     350800  SH     Call    Direct      1, 2         0
GREIF INC                           COM 397624206       34325     611845  SH             Direct      1, 2    611845
HESS CORP                           COM 42809H107        3581      50000  SH     Call    Direct      1, 2         0
HOPFED BANCORP INC                  COM 439734104         330      30748  SH             Direct      1, 2     30748
INTERVEST BANCSHARES CORP           COM 460927106         254      43204  SH             Direct      1, 2     43204
KENTUCKY FIRST FED BANCOR           COM 491292108         150      18738  SH             Direct      1, 2     18738
LAKE SHORE BANCORP INC              COM 510700107        2126     191692  SH             Direct      1, 2    191692
LAPORTE BANCORP INC MD              COM 516651106         149      15052  SH             Direct      1, 2     15052
LENNAR CORP                         COM 526057302        2246      69620  SH             Direct      1, 2     69620
LEVEL 3 COMMUNICATIONS IN           COM 52729N308        1015      50000  SH             Direct      1, 2     50000
LIBERTY MEDIA                       COM 53071M104        8430     394500  SH             Direct      1, 2    394500
LIBERTY VENTURES                    COM 53071M880       30753     406894  SH             Direct      1, 2    406894
LIFE TECHNOLOGIES CORP              COM 53217V109       12926     200000  SH     Call    Direct      1, 2         0
MARKET VECTORS ETF TR               COM 57060U589        3428     204800  SH     Call    Direct      1, 2         0
MICROSOFT CORP                      COM 594918104        8221     287400  SH             Direct      1, 2    287400
MICROSOFT CORP                      COM 594918104       27226     951800  SH     Call    Direct      1, 2         0
MTR GAMING GROUP INC                COM 553769100        5571    1688220  SH             Direct      1, 2   1688220
NATIONAL WESTN LIFE INS C           COM 638522102        9535      54174  SH             Direct      1, 2     54174
NEWMONT MINING CORP                 COM 651639106       44466    1061500  SH     Call    Direct      1, 2         0
NN INC                              COM 629337106         853      90216  SH             Direct      1, 2     90216
NORTHFIELD BANCORP INC DE           COM 66611T108        6818     600140  SH             Direct      1, 2    600140
OCONEE FED FINL CORP                COM 675607105         314      20277  SH             Direct      1, 2     20277
OPPENHEIMER HLDGS INC               COM 683797104         527      27081  SH             Direct      1, 2     27081
PEOPLES BANCORP N C INC             COM 710577107         288      25794  SH             Direct      1, 2     25794
PFIZER INC                          COM 717081103        2886     100000  SH     Call    Direct      1, 2         0
PHOENIX COS INC NEW                 COM 71902E604        6221     202176  SH             Direct      1, 2    202176
PREMIER FINL BANCORP INC            COM 74050M105         145      12314  SH             Direct      1, 2     12314
PROSHARES TR II                     COM 74347W627        5410      59400  SH     Call    Direct      1, 2         0
PROSHARES TR II                     COM 74347W627       -2393      63400  SH      Put    Direct      1, 2         0
PROTHENA CORP PLC                   COM G72800108        4850     724916  SH             Direct      1, 2    724916
PSB HLDGS INC                       COM 69360W108         313      52585  SH             Direct      1, 2     52585
RAYTHEON CO                         COM 755111507        5879     100000  SH     Call    Direct      1, 2         0
SALESFORCE COM INC                  COM 79466L302       -6259      35000  SH      Put    Direct      1, 2         0
SEAGATE TECHNOLOGY PLC              COM G7945M107        3656     100000  SH             Direct      1, 2    100000
SEAGATE TECHNOLOGY PLC              COM G7945M107       31437     860000  SH     Call    Direct      1, 2         0
SEALED AIR CORP NEW                 COM 81211K100       33482    1388703  SH             Direct      1, 2   1388703
SYMETRA FINL CORP                   COM 87151Q106        8855     660340  SH             Direct      1, 2    660340
TRONOX LTD                          COM Q9235V101        6611     333720  SH             Direct      1, 2    333720
UNITED BANCSHARES INC OHI           COM 909458101         290      23710  SH             Direct      1, 2     23710
UNITED PARCEL SERVICE INC           COM 911312106       12885     150000  SH     Call    Direct      1, 2         0
UT/25 IPATH S&P 500 VIX S           COM 9EQ2YAE05        -567      28000  SH      Put    Direct      1, 2         0
WARREN RES INC                      COM 93564A100        6896    2144810  SH             Direct      1, 2   2144810
WESTERN DIGITAL CORP                COM 958102105       14584     290000  SH     Call    Direct      1, 2         0
WESTERN UN CO                       COM 959802109        7520     500000  SH     Call    Direct      1, 2         0
WOLVERINE BANCORP INC               COM 977880103         201      10695  SH             Direct      1, 2     10695
WPX ENERGY INC                      COM 98212B103        3669     229000  SH             Direct      1, 2    229000
XEROX CORP                          COM 984121103       12911    1501300  SH             Direct      1, 2   1501300
XEROX CORP                          COM 984121103       14975    1741300  SH     Call    Direct      1, 2         0


*Long puts reflect a negative notional value and have been subtracted from the total notional value.